Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Schedule Of Components Of Debt

	As of December 31,
	2021	2020
Term loan balance	$77,000	$48,524
Less unamortized loan origination costs	(3,334)	(820)
Total borrowed	73,666	47,704
Less short-term loan balance	(22,666)	(680)
Long-term loan balance	$51,000	$47,024

Schedule of Maturities of Long-term Debt

Fiscal Years Ending December 31,
2022	$26,000
2023	6,000
2024	45,000
Total	$77,000

Rubicon Technologies L L C [Member] | Rubicon [Member]
Schedule Of Components Of Debt

	March 31, 2022	December 31, 2021
Term loan balance	$75,500	$77,000
Less unamortized loan origination costs	(2,537)	(3,334)
Total borrowed	72,963	73,666
Less short-term loan balance	(23,463)	(22,666)
Long-term loan balance	$49,500	$51,000

Schedule of Maturities of Long-term Debt

Fiscal Years Ending December 31,
2022	$24,500
2023	6,000
2024	45,000
$75,500